Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans

(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$182	N/A	$1,244	N/A
Loans, net of unearned income	76,772	N/A	100,790	N/A
Less: Allowance for loan losses	827	N/A	4,439	N/A
Total net loans	75,945	N/A	96,351	N/A
Other assets	436	$67,117	1,892	$64,505
Total assets	$76,563	$67,117	$99,487	$64,505
Liabilities:
Term borrowings	$65,612	N/A	$89,640	N/A
Other liabilities	4	$50,825	18	$49,519
Total liabilities	$65,616	$50,825	$89,658	$49,519

Summary of the Impact of Qualifying LIHTC Investments
LIHTC investments that do not qualify for the proportional amortization method as defined in ASU 2014-01 and discussed in Note 1 are accounted for using the equity method. Expenses associated with these investments were not significant during 2014 or 2013 and were $3.4 million in 2012. The following table summarizes the impact to the Provision/(benefit) for income taxes on the Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012, for LIHTC investments accounted for under the proportional amortization method.

(Dollars in thousands)	2014	2013	2012
Provision/(benefit) for income taxes
Amortization of qualifying LIHTC investments	$9,880	$12,246	$12,869
Low income housing tax credits	(9,850)	(11,543)	(16,268)
Other tax benefits related to qualifying LIHTC investments	(7,438)	(3,149)	(4,574)

Summary Of VIEs Not Consolidated By FHN
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2014:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$61,259	$4,678	(a)
New market tax credit LLCs (b) (c)	21,648	-	Other assets
Small issuer trust preferred holdings (d)	364,882	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	51,613	62,561	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	25,904	-	(g)
Holdings of agency mortgage-backed securities (d)	3,881,505	-	(h)
Commercial loan troubled debt restructurings (i) (j)	47,258	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01,“Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1—Summary of Significant Accounting Policies for additional information.

  Maximum loss exposure represents $56.6 million of current investments and $4.7 million of contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $62.6 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN’s involvement.
  Includes $.6 million and $.1 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $5.6 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $19.6 million are classified as Other assets.
  Includes $519.1 million classified as Trading securities and $3.4 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $44.0 million of current receivables and $3.2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2013:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$65,838	$7,034	(a)
New market tax credit LLCs (b) (c)	22,774	-	Other assets
Small issuer trust preferred holdings (d)	402,307	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	53,951	60,222	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	339,493	-	(g)
On-balance sheet consumer loan securitizations	22,965	221,193	(h)
Holdings of agency mortgage-backed securities (d)	3,401,539	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	854	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	62,207	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01,“Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1—Summary of Significant Accounting Policies for additional information.

  Maximum loss exposure represents $58.8 million of current investments and $7.0 million of contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $60.2 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN’s involvement.
  Includes $70.1 million and $.4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $7.2 million classified as Trading securities related to proprietary and agency residential mortgage securitizations. Aggregate servicing advances of $261.8 million are classified as Other assets.
  Includes $244.2 million classified as Loans, net of unearned income which are offset by $221.2 million classified as Term borrowings.
  Includes $286.9 million classified as Trading securities and $3.1 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $59.9 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.

Schedule Of Cash Flows Related To Loan Sales And Securitizations

For 2013, cash flows received and paid related to loan sales and securitizations where FHN had continuing involvement were as follows:

Year Ended
(Dollars in thousands)	December 31, 2013
Proceeds from initial sales	$10,843
Servicing fees retained (a)	43,563
Purchases of GNMA guaranteed mortgages	97,684
Purchases of previously transferred financial assets (b) (c)	287,576
Other cash flows received on retained interests	5,482

  Included servicing fees on MSR associated with loan sales and purchased MSR.
  Included repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also included buyouts from GSEs in order to facilitate foreclosures.
  2013 includes $74.7 million of cash paid related to clean-up calls exercised by FHN.

Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses
The principal amount of loans transferred through loan sales and securitizations and other loans managed with them in which FHN had continuing involvement, the principal amount of delinquent loans, and the net credit losses during the December 31, 2013 are as follows:

	Principal Amount of Residential Real Estate Loans (a) (b) (c)	Net Credit Loss
		Year Ended
(Dollars in thousands)	December 31, 2013	December 31, 2013
Total loans managed or transferred	$8,386,789	$219,925

  Amounts represent real estate residential loans in FHN’s portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN had a retained interest other than servicing rights. Also included $39.4 million of loans transferred to GSEs with any type of retained interest other than servicing rights in 2013.
  Includes $.7 billion where the principal amount is 90 days or more past due or nonaccrual. Included in this amount was $39.8 million of GNMA guaranteed mortgages in 2013.
  No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.